Pensions and post-retirement benefits - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Current service cost	£ 247	£ 243	£ 231
Net finance cost	(26)	(40)	(48)
Past service cost	0	(4)	0
Other movements	3	1	0
Total	£ 224	£ 200	£ 183